Additional Information - Condensed Financial Statements of the Company (Tables)	12 Months Ended
Dec. 31, 2016
Additional Information - Condensed Financial Statements of the Company [Abstract]
Condensed Financial Information of the Company, Statements of Balance Sheets
	As of December 31,
	2015	2016	2016
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	14,022	32,731	4,714
Term deposits and short term investments	83,854	—	—
Amounts due from related parties	30	50,343	7,251
Amounts due from subsidiaries and VIEs	216,451	228,050	32,846
Prepayments and other current assets	1,991	1,565	225
Convertible loans due from a related party	—	104,429	15,041
Total current assets	316,348	417,118	60,077
Non-current assets:
Investments using equity accounting	1,189,213	1,251,578	180,266
Available-for-sale investments	513,994	939,432	135,306
Total non-current assets	1,703,207	2,191,010	315,572
Total assets	2,019,555	2,608,128	375,649
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Amounts due to related parties	3,326	4,609	664
Amounts due to subsidiaries and VIEs	205,268	435,724	62,757
Accrued expenses and other current liabilities	5,326	2,027	292
Total current liabilities	213,920	442,360	63,713
Total liabilities	213,920	442,360	63,713
Shareholders’ equity:
Class A ordinary shares (US$0.01 par value, 680,000,000 shares authorized; 253,250,854 and 254,909,790 shares issued and outstanding as of December 31, 2015 and 2016, respectively)	16,733	16,843	2,426
Class B ordinary shares (US$0.01 par value, 320,000,000 shares authorized; 317,325,360 and 317,325,360 shares issued and outstanding as of December 31, 2015 and 2016, respectively)	22,053	22,053	3,176
Additional paid-in capital	1,551,104	1,555,511	224,040
Statutory reserves	70,311	77,946	11,227
Retained earnings	122,093	195,069	28,096
Accumulated other comprehensive income	23,341	298,346	42,971
Total shareholders’ equity	1,805,635	2,165,768	311,936
Total liabilities and shareholders’ equity	2,019,555	2,608,128	375,649

Condensed Financial Information of the Company, Statements of Comprehensive Income
	For the Years Ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$
Operating expenses:
General and administrative expenses	(9,131)	(10,783)	(8,649)	(1,246)
Total operating expenses	(9,131)	(10,783)	(8,649)	(1,246)
Loss from operations	(9,131)	(10,783)	(8,649)	(1,246)
Other income:
Interest income	19,187	4,625	10,016	1,443
Foreign currency exchange (loss)/gain	(6,792)	(4,948)	2,512	362
Gain on disposal of an equity investment and acquisition of available-for-sale investments	—	4,643	—	—
Others, net	1,359	6,242	2,476	356
Share of profit of investments using equity accounting, including impairments and disposal gain	258,468	73,805	74,256	10,694
Net income	263,091	73,584	80,611	11,609
Other comprehensive income	44,786	38,682	275,005	39,609
Comprehensive income	307,877	112,266	355,616	51,218

Condensed Financial Information of the Company, Statements of Cash Flows
	For the Years Ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$
Cash flows from operating activities:
Net cash provided by/(used in) operating activities	27,590	(8,754)	(2,323)	(335)
Cash flows from investing activities:
Placement of term deposits and short term investments	(335,493)	(83,854)	—	—
Maturity of term deposits and short term investments	386,427	—	83,854	12,077
Investments in available-for-sale investments	(36,810)	(352,008)	—	—
Issuance of convertible loans to a related party	—	—	(228,280)	(32,879)
Loans provided to a related party	—	—	(45,865)	(6,606)
Investments in investments using equity accounting	(69,365)	(35,757)	(3,554)	(512)
Net cash used in investing activities	(55,241)	(471,619)	(193,845)	(27,920)
Cash flows from financing activities:
Borrowings from subsidiaries an VIEs	13,867	212,435	212,441	30,598
Proceeds from exercise of stock options	8,756	6,944	2,436	351
Repurchase of ordinary shares	(242,500)	(66,417)	—	—
Net cash (used in)/provided by financing activities	(219,877)	152,962	214,877	30,949
Net (decrease)/increase in cash and cash equivalents	(247,528)	(327,411)	18,709	2,694
Cash and cash equivalents at the beginning of the year	588,961	341,433	14,022	2,020
Cash and cash equivalents at the end of the year	341,433	14,022	32,731	4,714